Pursuant to Rule 497(e)
Registration No. 033-8021

SUNAMERICA EQUITY FUNDS

SunAmerica Value Fund

Supplement dated July 29, 2013 to the Prospectus

dated January 28, 2013, as supplemented and amended to date

The SunAmerica Value Fund no longer offers Class Z shares. Accordingly, effective immediately, all references to Class Z shares in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP4_S5118EQF_1-13

SUNAMERICA EQUITY FUNDS

SunAmerica Value Fund

Supplement dated July 29, 2013

to the Statement of Additional Information (“SAI”)

dated January 28, 2013, as supplemented and amended to date

The SunAmerica Value Fund no longer offers Class Z shares. Accordingly, effective immediately, all references to Class Z shares in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_S5118EQF_1-13